Condensed Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property and equipment, accumulated depreciation (in dollars)	$ 89,626	$ 88,794	$ 85,392
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	101,640,092	101,640,092	101,316,580
Common stock, shares, outstanding	101,640,092	101,640,092	101,316,580